CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment	Accumulated other comprehensive income (loss)	Treasury stock
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		$ (56,882)			$ (56,882)
Balances at January 1, 2018 at Dec. 31, 2019	$ 2,247,705		$ 1,640,771	$ 711,249		$ 13,323	$ (117,638)
Balances at January 1, 2018 at Dec. 31, 2019			104,281,794				(5,790,796)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	155,810			155,810
Other comprehensive loss	35,341					35,341
Cash dividends declared:
Common Stock at $0.78 per share in 2018, $0.90 per share in 2019, and $0.92 per share in 2020	(89,748)			(89,748)
Common stock issued in connection with business combinations	$ 0
Treasury Stock, Shares, Acquired	(880,000)						(880,000)
Treasury Stock, Value, Acquired, Cost Method	$ (16,686)						$ (16,686)
Exercise of stock options, net of shares purchased (in shares)							10,405
Exercise of stock options, net of shares purchased	(72)		$ (140)				$ (212)
Restricted stock awards, net of forfeitures (in shares)							400,526
Restricted stock awards, net of forfeitures	(1,220)		(9,362)				$ 8,142
Share-based compensation expense	7,678		$ 7,678
Ending Balances (in shares) at Dec. 31, 2020			104,281,794				(6,259,865)
Ending Balances at Dec. 31, 2020	2,282,070		$ 1,638,947	720,429		48,664	$ (125,970)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	205,160			205,160
Other comprehensive loss	(49,097)					(49,097)
Cash dividends declared:
Common Stock at $0.78 per share in 2018, $0.90 per share in 2019, and $0.92 per share in 2020	(88,116)			(88,116)
Stock Issued During Period, Shares, Acquisitions							405,805
Common stock issued in connection with business combinations	$ 10,000						$ 8,749
Treasury Stock, Shares, Acquired	(4,633,355)						(4,633,355)
Treasury Stock, Value, Acquired, Cost Method	$ (108,077)						$ (108,077)
Exercise of stock options, net of shares purchased (in shares)							6,936
Exercise of stock options, net of shares purchased	(64)		(81)				$ (145)
Restricted stock awards, net of forfeitures (in shares)							347,925
Restricted stock awards, net of forfeitures	(2,697)		(9,394)				$ 6,697
Share-based compensation expense	9,635		$ 9,635
Ending Balances (in shares) at Dec. 31, 2021			104,281,794				(10,132,554)
Ending Balances at Dec. 31, 2021	2,258,942		$ 1,640,358	837,473		(433)	$ (218,456)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	217,612			217,612
Other comprehensive loss	(358,230)					(358,230)
Cash dividends declared:
Common Stock at $0.78 per share in 2018, $0.90 per share in 2019, and $0.92 per share in 2020	(86,848)			(86,848)
Common stock issued in connection with business combinations	$ 0
Exercise of stock options, net of shares purchased (in shares)	15,660						15,660
Exercise of stock options, net of shares purchased	$ (177)		(160)				$ (337)
Restricted stock awards, net of forfeitures (in shares)							726,199
Restricted stock awards, net of forfeitures	(3,659)		(18,972)				$ 15,313
Share-based compensation expense	13,379		$ 13,379
Ending Balances (in shares) at Dec. 31, 2022			104,281,794				(9,390,695)
Ending Balances at Dec. 31, 2022	$ 2,041,373		$ 1,634,605	$ 968,237		$ (358,663)	$ (202,806)